Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8. Property, plant and equipment

	Notes	2025	2024
Net book value		€	€
As of January 1,		667,000	223,678
Additions		164,620	538,085
Depreciation expenses	4	(189,150)	(94,763)
As of December 31,		642,470	667,000

		2025	2024
Cumulative depreciation		€	€
As of January 1,		(220,136)	(125,373)
Depreciation		(189,150)	(94,763)
As of December 31,		(409,286)	(220,136)

		2025	2024
Cumulative Costs		€	€
As of January 1,		887,136	349,051
Additions		164,620	538,085
As of December 31,		1,051,756	887,136

During 2025, the Group acquired assets with a cost of €0.2 million (2024: €0.5 million; 2023: €0.09 million). The investments in property, plant and equipment, relate to equipment, tools and installations.